Revenue	9 Months Ended
Sep. 30, 2024
Revenue [Abstract]
REVENUE

NOTE 3:- REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography, based on the billing address of the Company’s customers, consists of the following (in thousands):

	Nine months ended September 30,
	2024		2023
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$202	30.15%	$88	7.81%
Sweden	196	29.25%	246	21.89%
Germany	20	2.99%	81	7.26%
China	201	30.15%	473	42.14%
Taiwan	-	-	31	2.73%
Israel	50	7.46%	-	-
HK	-	-	204	18.17%
Total revenue	$669	100%	$1,123	100%

Contract Liabilities

There are no changes to contract liabilities accounting policy from the audited consolidated financial statements and accompanying notes for the year ended December 31, 2023.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and engineering services not yet performed. As of September 30, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $465, which the Company expects to recognize as revenue over the next months.